Supplementary Financial Statements Information - Fair Value Measurements (Schedule of fair value, assets and liabilities measured on recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	$ 23,615	$ 18,816
Marketable securities (non-current assets)	81,817	73,576
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	23,615	18,816
Marketable securities (non-current assets)	81,817	73,576
Total Assets	105,432	92,392
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	1,000	6,988
Marketable securities (non-current assets)	8,808	6,981
Total Assets	9,808	13,969
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	22,615	11,828
Marketable securities (non-current assets)	73,009	66,595
Total Assets	95,624	78,423
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	0	0
Marketable securities (non-current assets)	0	0
Total Assets	$ 0	$ 0